Pensions DC Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Savings Plan and Other Defined Contribution Plans [Abstract]
Defined Contribution Plan, Cost Recognized	$ 86.0	$ 79.4	$ 57.8